Loans from a Related Party, a Cost Investment Investee (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Cost-method Investments [Line Items]
Total loans from a cost investment investee	$ 15,026,522	$ 14,399,324	$ 15,404,285
Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0%	Fixed annual rate of 12.0%.
Loans from a cost investment investee term	From August 23, 2016 to August 22, 2017	From August 10, 2015 to August 9, 2016.
Total loans from a cost investment investee	$ 3,756,630		770,214
Xinjiang Microcredit Refinancing Co. Ltd. One [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0%.	Fixed annual rate of 12.0%.
Loans from a cost investment investee term	From August 30, 2016 to November 29, 2017	From August 24, 2015 to August 23, 2016.
Total loans from a cost investment investee	$ 2,253,978		770,214
Xinjiang Microcredit Refinancing Co. Ltd. Two [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0%.	Fixed annual rate of 12.0%.
Loans from a cost investment investee term	From September 1, 2016 to November 30, 2017	From August 25, 2015 to August 24, 2016.
Total loans from a cost investment investee	$ 1,502,652		3,080,857
Xinjiang Microcredit Refinancing Co. Ltd. Three [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0%.	Fixed annual rate of 12.0%.
Loans from a cost investment investee term	From September 19, 2016 to March 18, 2018	From September 1, 2015 to August 31, 2016.
Total loans from a cost investment investee	$ 7,513,262		3,080,857
Xinjiang Microcredit Refinancing Co. Ltd. Four [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate		Fixed annual rate of 12.0%.
Loans from a cost investment investee term		From September 23, 2015 to September 22, 2016.
Total loans from a cost investment investee			7,702,143
Xinjiang Microcredit Refinancing Co. Ltd. Five [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate		Fixed annual rate of 12.0%.
Loans from a cost investment investee term		From August 23, 2016 to August 22, 2017.
Total loans from a cost investment investee		$ 3,599,831
Xinjiang Microcredit Refinancing Co. Ltd. Six [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate		Fixed annual rate of 12.0%.
Loans from a cost investment investee term		From August 30, 2016 to November 29, 2017.
Total loans from a cost investment investee		$ 2,159,899
Xinjiang Microcredit Refinancing Co. Ltd. Seven [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate		Fixed annual rate of 12.0%.
Loans from a cost investment investee term		From September 1, 2016 to November 30, 2017.
Total loans from a cost investment investee		$ 1,439,932
Xinjiang Microcredit Refinancing Co. Ltd. Eight [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate		Fixed annual rate of 12.0%.
Loans from a cost investment investee term		From September 19, 2016 to March 18, 2018.
Total loans from a cost investment investee		$ 7,199,662